       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON JUNE 23, 2006.

                                                            FILE NOS. 333-101487

                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

               PRE-EFFECTIVE AMENDMENT NO.                   [ ]
               POST-EFFECTIVE AMENDMENT NO. 7                [X]
                             AND/OR
          REGISTRATION STATEMENT UNDER THE INVESTMENT
                      COMPANY ACT OF 1940
                      AMENDMENT NO. 8                        [X]

                        (CHECK APPROPRIATE BOX OR BOXES)
                             ---------------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                           ("FIRST SUNAMERICA LIFE")
                              (Name of Depositor)

                          733 THIRD AVENUE, 4TH FLOOR
                            NEW YORK, NEW YORK 10017
             (Address of Depositor's Principal Offices) (Zip Code)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786
                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 770-7000

                            CHRISTINE A. NIXON, ESQ.
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       C/O AIG RETIREMENT SERVICES, INC.
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:


[X] immediately upon filing pursuant to paragraph (b)



[ ] on (date) pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interests in FS Variable Separate Account of First SunAmerica Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.
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                          FS VARIABLE SEPARATE ACCOUNT

                              PART A -- PROSPECTUS


Incorporated by reference to the Prospectus as filed under Form N-4, Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-101487 and 811-08810, filed on May 1, 2006, Accession No. 0000950148-06-000039.

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION


Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-101487 and 811-08810, filed on May 1, 2006, Accession No.
0000950148-06-000039.


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT

                                SUPPLEMENT TO THE
            WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY PROSPECTUS
                                DATED MAY 1, 2006

--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER THE SUBHEADING TITLED "WHERE YOU CAN FIND MORE INFORMATION" LOCATED IN THE "FINANCIAL STATEMENTS" SECTION OF THE PROSPECTUS:

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Amended Annual Report on Form 10-K/A for the fiscal year ended December 31, 2005, filed on June 19, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Date: June 23, 2006



                Please keep this Supplement with your Prospectus

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements are incorporated by reference herein, as indicated below, to this Registration Statement:



Financial statements of First SunAmerica Life Insurance Company at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005 and financial statements of FS Variable Separate Account at December 31, 2005, and for each of the two years in the period ended December 31, 2005 are incorporated by reference to Form N-4, Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-101487 and 811-08810, filed on May 1, 2006, Accession No.
0000950148-06-000039.



The statutory statement of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended are incorporated by reference to Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-101487 and 811-08810, filed on May 1, 2006, Accession No. 0000950148-06-000039.


(b) Exhibits


(1)   Resolution Establishing Separate Account.........................   2
(2)   Form of Custody Agreements.......................................   Not Applicable
(3)   (a)  Form of Distribution Contract...............................   4
      (b)  Selling Agreement...........................................   4
(4)   Variable Annuity Contract........................................   4
      (a)  Individual Annuity Contract.................................   4
      (b)  Maximum Anniversary Value Optional Death Benefit
           Endorsement.................................................   4
      (c)  IRA Endorsement.............................................   4
      (d)  Form of Guaranteed Minimum Account Value Endorsement........   5
      (e)  Form of Guaranteed Minimum Withdrawal Benefit Endorsement...   6
      (f)  Guaranteed Minimum Withdrawal Benefit Maximum Anniversary
           Value Endorsement...........................................   9
      (g)  Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Rider (GMWB for Life).....................   10
      (h)  Optional Guaranteed Minimum Withdrawal Benefit For Two Lives
           Rider (GMWB for Joint Lives)................................   10
(5)   Application for Contract Annuity Application.....................   4
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Certificate of Incorporation...........   1
      (b)  By-Laws.....................................................   1
(7)   Reinsurance Contract.............................................   Not Applicable
(8)   Material Contracts
      (a)  Anchor Series Trust Fund Participation Agreement............   1
      (b)  SunAmerica Series Trust Fund Participation Agreement........   1
      (c)  Van Kampen Series Trust Fund Participation Agreement........   3
      (d)  WM Variable Trust Fund Participation Agreement..............   4
(9)   (a)  Opinion of Counsel and Consent of Depositor.................   4
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
           Counsel to American Home Assurance Company..................   8
(10)  Consent of Independent Registered Public Accounting Firm.........   Filed Herewith
(11)  Financial Statements Omitted from Item 23........................   Not Applicable

(12)  Initial Capitalization Agreement.                                   Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Owner Control with First
           SunAmerica Life Insurance Company, the Depositor of
           Registrant..................................................   10
      (b)  Power of Attorney
           (i) First SunAmerica Life Insurance Company.................   10
           (ii) American Home Assurance Company........................   Filed Herewith
      (c)  Support Agreement of American International Group, Inc. ....   7
      (d)  General Guarantee Agreement by American Home Assurance
           Company.....................................................   7


---------------


1 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 7, File Nos. 033-85014 and 811-08810, filed on January 30, 1998,
      Accession No. 0000950148-98-000132.


2 Incorporated by reference to Initial Registration Statement, File Nos. 333-101487 and 811-08810, filed on November 26, 2002, Accession No. 0000950109-02-006044.


3 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002,
      Accession No. 0000950148-02-002786.


4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-101487 and 811-08810, filed on January 2, 2003,
      Accession No. 0000898430-03-000003.

5 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-101487 and 811-08810, filed on April 20, 2004,
      Accession No. 0000950148-04-000763.

6 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 4, File Nos. 333-101487 and 811-08810, filed on April 29, 2005,
      Accession No. 0000950129-05-004403.

7 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-101487 and 811-08810, filed on August 12, 2005,
      Accession No. 0000950129-05-008156.

8 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 7, File Nos. 333-102137 and 811-08810, filed on October 21, 2005,
      Accession No. 0000950129-05-009958.

9 Incorporated by reference to Post-Effective Amendment No. 5 and No. 6, Files Nos. 333-101487 and 811-08810, filed on October 24, 2005, Accession No. 0000950129-05-010020.


10 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 7, Files Nos. 333-101487 and 811-08810, filed on May 1, 2006,
      Accession No. 0000950148-06-000039.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of First SunAmerica Life Insurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                                                   POSITION
----                                                                   --------
Jay S. Wintrob...................................  Director, Chief Executive Officer & President
James R. Belardi.................................  Director and Senior Vice President
Marc H. Gamsin...................................  Director and Senior Vice President
N. Scott Gillis(1)...............................  Director, Senior Vice President and Chief
                                                   Financial Officer
Jana W. Greer(1).................................  Director and Senior Vice President
Bruce R. Abrams(2)...............................  Director, Senior Vice President
Christine A. Nixon...............................  Director, Senior Vice President and Secretary
M. Bernard Aidinoff(3)...........................  Director
Marion E. Fagen(3)...............................  Director
Patrick J. Foley(3)..............................  Director
Cecil C. Gamwell III(3)..........................  Director
Jack R. Harnes(3)................................  Director
David L. Herzog(3)...............................  Director
John I. Howell(3)................................  Director
Christopher J. Swift(3)..........................  Director
Michael J. Akers(2)..............................  Senior Vice President
Gregory M. Outcalt...............................  Senior Vice President
Stewart R. Polakov(1)............................  Senior Vice President and Controller
Edwin R. Raquel(1)...............................  Senior Vice President and Chief Actuary
Timothy W. Still(1)..............................  Senior Vice President
Gavin D. Friedman................................  Vice President
Roger Hahn(4)....................................  Vice President
Tracey Harris(2).................................  Vice President
Rodney Haviland(1)...............................  Vice President
Michelle H. Powers(2)............................  Vice President
Mallary L. Reznik................................  Vice President
Stephen Stone(1).................................  Vice President
Edward T. Texeria(1).............................  Vice President
Virginia N. Puzon................................  Assistant Secretary

---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

(4) 2727 Allen Parkway, Houston, TX 77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of First SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K/A, SEC file number 001-08787, Accession Number 0000950123-06-007835, filed June 19, 2006.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of June 1, 2006, the number of WM Diversified Strategies III contracts funded by FS Variable Separate Account was 1,221, of which 353 were qualified contracts and 868 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Third Article of the Company's Amended and Restated Certificate of Incorporation and Article Fifteen of the Company's parent, AIG Retirement Services, Inc., By-Laws provide for the indemnification of directors and officers to the full extent required or permitted by the law, including the advance of expenses under the procedures set forth herein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) WM Funds Distributor, Inc., 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101, acts as distributor for the following investment companies:

     AIG SunAmerica Life Assurance Company -- Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Separate Account American General Life Insurance Company -- Separate Account D
     WM Trust I
     WM Trust II
     WM Strategic Asset Management Portfolios, LLC
     WM Variable Trust

(b) The principal business address for the directors and officers below is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101, unless otherwise noted:

    OFFICER/DIRECTORS     POSITION
    -----------------     --------
    Mike E. Brandeberry   Director
    Melissa R. Martinez   Director
    William G. Papesh     Director, Senior Vice President
    Scott Pelkola         Director
    Gary J. Pokrzywinski  Director
    Debra C. Ramsey       Director, Senior Vice President
    Scott McIntyre        Senior Vice President
    Jeffrey Place         Senior Vice President
    Diane P. Novak        Senior Vice President
    Debra C. Ramsey       President
    Alex Ghazanfari       Chief Compliance Officer, First Vice President
    David M. Williams     Chief Financial Officer, Treasurer, First Vice President
    Sharon L. Howells     Corporate Secretary, First Vice President
    Russell J. Adams      First Vice President
    John T. West          First Vice President
    Barbara A. Burgat     Vice President

(c) WM Funds Distributor, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

UNDERTAKINGS OF THE DEPOSITOR REGARDING GUARANTOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused these Post-Effective Amendment No. 7 and Amendment No. 8 to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 23rd day of June, 2006.

                                        FS VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                        COMPANY

                                        By:         /s/ JAY S. WINTROB
                                          --------------------------------------
                                                     JAY S. WINTROB,
                                                 CHIEF EXECUTIVE OFFICER

                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                        COMPANY
                                        (Depositor)

                                        By:         /s/ JAY S. WINTROB
                                          --------------------------------------
                                                     JAY S. WINTROB,
                                                 CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                    SIGNATURE                                       TITLE                           DATE
                    ---------                                       -----                           ----

JAY S. WINTROB*                                      Chief Executive Officer, President &       June 23, 2006
------------------------------------------------                   Director
JAY S. WINTROB                                          (Principal Executive Officer)


BRUCE R. ABRAMS*                                                   Director                     June 23, 2006
------------------------------------------------
BRUCE R. ABRAMS


M. BERNARD AIDINOFF*                                               Director                     June 23, 2006
------------------------------------------------
M. BERNARD AIDINOFF


JAMES R. BELARDI*                                                  Director                     June 23, 2006
------------------------------------------------
JAMES R. BELARDI


MARION E. FAJEN*                                                   Director                     June 23, 2006
------------------------------------------------
MARION E. FAJEN


PATRICK J. FOLEY*                                                  Director                     June 23, 2006
------------------------------------------------
PATRICK J. FOLEY


MARC H. GAMSIN*                                                    Director                     June 23, 2006
------------------------------------------------
MARC H. GAMSIN

                    SIGNATURE                                       TITLE                           DATE
                    ---------                                       -----                           ----


CECIL C. GAMWELL III*                                              Director                     June 23, 2006
------------------------------------------------
CECIL C. GAMWELL III


N. SCOTT GILLIS*                                         Senior Vice President, Chief           June 23, 2006
------------------------------------------------         Financial Officer & Director
N. SCOTT GILLIS                                         (Principal Financial Officer)


JANA W. GREER*                                                     Director                     June 23, 2006
------------------------------------------------
JANA W. GREER


JACK R. HARNES*                                                    Director                     June 23, 2006
------------------------------------------------
JACK R. HARNES


DAVID L. HERZOG*                                                   Director                     June 23, 2006
------------------------------------------------
DAVID L. HERZOG


JOHN I. HOWELL*                                                    Director                     June 23, 2006
------------------------------------------------
JOHN I. HOWELL


CHRISTINE A. NIXON*                                                Director                     June 23, 2006
------------------------------------------------
CHRISTINE A. NIXON


CHRISTOPHER J. SWIFT*                                              Director                     June 23, 2006
------------------------------------------------
CHRISTOPHER J. SWIFT


STEWART R. POLAKOV*                                  Senior Vice President and Controller       June 23, 2006
------------------------------------------------        (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MALLARY L. REZNIK                                          Attorney-in-Fact                 June 23, 2006
------------------------------------------------
*MALLARY L. REZNIK

American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 23rd day of June, 2006.

                                        By: AMERICAN HOME ASSURANCE COMPANY

                                        By:      /s/ ROBERT S. SCHIMEK

                                        ----------------------------------------
                                                   ROBERT S. SCHIMEK,
                                          SENIOR VICE PRESIDENT AND TREASURER


                    SIGNATURE                                        TITLE                           DATE
                    ---------                                        -----                           ----

*M. BERNARD AIDINOFF                                               Director                     June 23, 2006
------------------------------------------------
M. BERNARD AIDINOFF


*JOHN QUINLAN DOYLE                                         Director and President              June 23, 2006
------------------------------------------------
JOHN QUINLAN DOYLE


*NEIL ANTHONY FAULKNER                                             Director                     June 23, 2006
------------------------------------------------
NEIL ANTHONY FAULKNER


*DAVID NEIL FIELDS                                                 Director                     June 23, 2006
------------------------------------------------
DAVID NEIL FIELDS


*KENNETH VINCENT HARKINS                                           Director                     June 23, 2006
------------------------------------------------
KENNETH VINCENT HARKINS


                                                                   Director                     June 23, 2006
------------------------------------------------
CHARLES DANGELO


*DAVID LAWRENCE HERZOG                                             Director                     June 23, 2006
------------------------------------------------
DAVID LAWRENCE HERZOG


*ROBERT EDWARD LEWIS                                               Director                     June 23, 2006
------------------------------------------------
ROBERT EDWARD LEWIS


*KRISTIAN PHILIP MOOR                                        Director and Chairman              June 23, 2006
------------------------------------------------
KRISTIAN PHILIP MOOR


*WIN JAY NEUGER                                                    Director                     June 23, 2006
------------------------------------------------
WIN JAY NEUGER


*ROBERT S. SCHIMEK                                    Director, Senior Vice President and       June 23, 2006
------------------------------------------------                   Treasurer
ROBERT S. SCHIMEK


*NICHOLAS SHAW TYLER                                               Director                     June 23, 2006
------------------------------------------------
NICHOLAS SHAW TYLER


*NICHOLAS CHARLES WALSH                                            Director                     June 23, 2006
------------------------------------------------
NICHOLAS CHARLES WALSH




By:     /s/ ROBERT S. SCHIMEK                                  Attorney-in-Fact                 June 23, 2006
        ------------------------------------------
        *ROBERT S. SCHIMEK

                                 EXHIBIT INDEX


  EXHIBIT
    NO.                                DESCRIPTION
  -------                              -----------
(10)           Consent of Independent Registered Public Accounting Firm
(13) (b) (ii)  Power of Attorney -- American Home Assurance Company